Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2017 and 2016 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2015	$(2,438)	$(5,135)	$293	$(339)	$(7,619)
Other comprehensive (loss) income before reclassifications, net	(1,042)	(247)	119	54	(1,116)
Amounts reclassified, pre-tax	—	535	(94)	171	612
Tax (benefit) expense reclassified	—	(198)	35	(48)	(211)
Balance at December 31, 2016	$(3,480)	$(5,045)	$353	$(162)	$(8,334)
Other comprehensive income before reclassifications, net	540	78	3	264	885
Amounts reclassified, pre-tax	(10)	529	(566)	(39)	(86)
Tax (benefit) expense reclassified	—	(214)	215	9	10
Balance at December 31, 2017	$(2,950)	$(4,652)	$5	$72	$(7,525)